Taxation (Tables)	12 Months Ended
Dec. 31, 2017
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Tax Charge

The tax charge comprises:

	2017 £m	2016 £m	2015 £m
Corporation tax
Current year	523.4	569.4	403.0
Prior years	(98.6)	(80.3)	(108.4)
	424.8	489.1	294.6
Deferred tax
Current year	(235.2)	(88.0)	(35.8)
Prior years	7.4	(12.2)	(11.3)
	(227.8)	(100.2)	(47.1)
Tax charge	197.0	388.9	247.5

Tax Charge Reconciled to Profit Before Taxation

The tax charge for the year can be reconciled to profit before taxation in the consolidated income statement as follows:

	2017 £m	2016 £m	2015 £m
Profit before taxation	2,109.3	1,890.5	1,492.6
Tax at the corporation tax rate of 19.25%[1]	406.0	378.1	302.3
Tax effect of share of results of associates	(21.8)	(10.0)	(9.5)
Irrecoverable withholding taxes	37.0	36.3	25.7
Items that are not deductible/(taxable) in determining taxable profit	(3.9)	9.4	25.4
Effect of different tax rates in subsidiaries operating in other jurisdictions	140.3	60.4	49.9
US Transition Tax related to unremitted foreign earnings	28.1	–	–
Effect of change in US tax rate on deferred tax balances	(234.1)	–	–
Origination and reversal of unrecognised temporary differences	(17.2)	(4.3)	0.4
Tax losses not recognised or utilised in the year	32.5	52.2	4.0
Utilisation of tax losses not previously recognised	(10.4)	(11.3)	(10.4)
Recognition of temporary differences not previously recognised	(68.3)	(29.4)	(20.6)
Net release of prior year provisions in relation to acquired businesses	(15.0)	(23.3)	(22.9)
Other prior year adjustments	(76.2)	(69.2)	(96.8)
Tax charge	197.0	388.9	247.5
Effective tax rate on profit before tax	9.3%	20.6%	16.6%

Note

[1]	The parent company of the Group is tax resident in the UK. As such, the tax rate in the tax reconciliation for 2017 is the UK corporation tax rate of 19.25% (2016: 20%, 2015: 20.25%).